Commitments and Contingencies	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12.	Commitments and Contingencies:

Minimum contractual charter revenues: The Company employs certain of its vessels under lease agreements. Time charters typically may provide for variable lease payments, charterers’ options to extend the lease terms at higher rates and termination clauses. The Company’s contracted time charters as of June 30, 2025, range from one to six months, with varying extension periods at the charterers’ option and do not provide for variable lease payments. Our time charters contain customary termination clauses which protect either the Company or the charterers from material adverse situations.

Future minimum contractual charter revenues, gross of 1.25% address commission and 1.25% brokerage commissions to the management company and of any other brokerage commissions to third parties, based on the vessels’ committed, non-cancelable, short-term time charter contracts as of June 30, 2025, are $8,192.

Other: Various claims, suits and complaints, including those involving government regulations and environmental liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying unaudited interim Condensed Consolidated Financial Statements.

PYXIS TANKERS INC.

Notes to the unaudited interim Condensed Consolidated Financial Statements

(Expressed in thousands of U.S. Dollars, except for share and per share data)

12.	Commitments and Contingencies: - Continued:

The Company accrues for the cost of environmental and other liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. As of June 30, 2025 and as of the date of the issuance of the unaudited interim Condensed Consolidated Financial Statements, management is not aware of any other claims or contingent liabilities, which should be disclosed or for which a provision should be established in the accompanying unaudited interim Condensed Consolidated Financial Statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.